UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Everest Capital LLC

Address:  Everest Capital LLC
          2601 South Bayshore Drive
          Suite 1700
          Miami, FL 33133

13F File Number: 028-13995

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Malcolm Stott
Title:  Chief Operating Officer
Phone:  (305) 666-1700


Signature, Place and Date of Signing:

/s/ Malcolm Stott                 Miami, Florida             August 12, 2011
----------------------        -----------------------     ----------------------
     [Signature]                  [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).


[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)


[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       21

Form 13F Information Table Value Total:    $1,595,938
                                           (thousands)


List of Other Included Managers:

Form 13F File Number            Name

None.

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

                                           FORM 13F INFORMATION TABLE




COLUMN 1                     COLUMN  2       COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6    COLUMN 7        COLUMN 8

                                                        VALUE     SHRS OR    SH/ PUT/  INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS  CUSIP      (X$1000)  PRN AMT    PRN CALL  DISCRETION  MANAGERS   SOLE      SHARED  NONE
--------------               --------------- ------     --------- --------   --- ----- ----------- ---------  -----     ------- ----
ABERCROMBIE & FITCH CO       CL A            002896207    7,455      111,400 SH        SOLE        NONE          111,400
AMERICA MOVIL SAB DE CV      SPON ADR L SHS  02364W105    2,381       44,200 SH        SOLE        NONE           44,200
ASCENA RETAIL GROUP INC      COM             04351G101   14,985      440,100 SH        SOLE        NONE          440,100
BAIDU INC                    SPON ADR REP A  056752108   56,388      402,400 SH        SOLE        NONE          402,400
CELANESE CORP DEL            COM SER A       150870103   39,119      733,800 SH        SOLE        NONE          733,800
COPA HOLDINGS SA             CL A            P31076105    3,657       54,800 SH        SOLE        NONE           54,800
DSW INC                      CL A            23334L102    5,279      104,300 SH        SOLE        NONE          104,300
FOCUS MEDIA HLDG LTD         SPONSORED ADR   34415V109   15,028      483,200 SH        SOLE        NONE          483,200
HOME INNS & HOTELS MGMT INC  SPON ADR        43713W107    5,192      136,500 SH        SOLE        NONE          136,500
ISHARES TR                   MSCI EMERG MKT  464287234  347,075    7,291,500 SH        SOLE        NONE        7,291,500
ISHARES TR                   MSCI EMERG MKT  464287234  290,503    6,103,000     PUT   SOLE        NONE        6,103,000
IVANHOE MINES LTD            COM             46579N103   56,991    2,252,600 SH        SOLE        NONE        2,252,600
JINKOSOLAR HLDG CO LTD       SPONSORED ADR   47759T100    9,897      373,200 SH        SOLE        NONE          373,200
LYONDELLBASELL INDUSTRIES N  SHS - A -       N53745100   21,275      552,300 SH        SOLE        NONE          552,300
PETROBRAS ARGENTINA S A      SPONS ADR       71646J109      507       26,200 SH        SOLE        NONE           26,200
PRICESMART INC               COM             741511109   10,049      196,150 SH        SOLE        NONE          196,150
SELECT SECTOR SPDR TR        SBI INT-INDS    81369Y704  692,664   18,600,000     CALL  SOLE        NONE       18,600,000
SPDR GOLD TRUST              GOLD SHS        78463V107    5,387       36,900 SH        SOLE        NONE           36,900
TELECOM ARGENTINA S A        SPON ADR REP B  879273209      109        4,200 SH        SOLE        NONE            4,200
YOUKU COM INC                SPONSORED ADR   98742U100    3,888      113,200 SH        SOLE        NONE          113,200
YPF SOCIEDAD ANONIMA         SPON ADR CL D   984245100    8,109      180,000 SH        SOLE        NONE          180,000


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